LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Details) $ in Thousands					1 Months Ended			3 Months Ended		12 Months Ended
		Mar. 29, 2019 USD ($)	Feb. 12, 2019 USD ($) Vessel	Dec. 01, 2017 USD ($)	Oct. 31, 2018 Building	Aug. 31, 2018 Building	Jul. 31, 2018 Building	Apr. 08, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Vessel shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Line of Credit Facility [Abstract]
Current portion of long-term debt									$ 23,537	$ 23,537	$ 18,692
Contractual Obligation [Abstract]
2020									26,379	26,379
2021									23,265	23,265
2022									23,632	23,632
2023									24,016	24,016
2024									236,272	236,272
More than 5 years									78,101	78,101
Total									411,665	411,665
Liquidity Outlook [Abstract]
Gross amount after deducting sales commissions and other fees and expenses										18,600
Net amount after deducting sales commissions and other fees and expenses										$ 17,900
Common shares issued and sold (in shares) | shares										5,260,968
Maximum [Member]
Liquidity Outlook [Abstract]
At-the-market Offering of Common Stock		$ 40,000
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity												$ 500,000	$ 430,000
Deferred financing costs											1,700	$ 4,600
Drawn amount											313,400
Repayment of debt			$ 313,400
Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity			306,100
Maturity date										Feb. 28, 2024
Deferred financing costs			13,000						13,000	$ 13,000
Deferred finance costs, non-cash portion			$ 6,100
Drawn amount									291,800	291,800
Current portion of long-term debt									18,700	18,700
Amount of excess cash flow payment related to earnings									3,400
Repayment of debt										$ 14,300
Debt instrument term										5 years
Loan amortizing, maturity period										20 years
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels			50.00%
Debt covenants, minimum liquidity			$ 30,000
Debt covenants percentage in loan-to-vessel ratio			70.00%
Number of vessels delivered | Vessel			3
Contractual Obligation [Abstract]
2020	[1]								18,749	$ 18,749
2021	[1]								15,305	15,305
2022	[1]								15,305	15,305
2023	[1]								15,305	15,305
2024	[1]								227,134	227,134
More than 5 years	[1]								0	0
Total	[1]								291,798	291,798
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount								$ 284,500
Repayment of debt								$ 7,300
Financing of 2018 New buildings [Member]
Line of Credit Facility [Abstract]
Deferred financing costs									2,300	2,300
Drawn amount									119,900	$ 119,900	127,100
Number of new buildings | Building					3	3	3
Percentage of purchase price expected to pay by lending provider				77.50%
Proceeds from vessel financing				$ 12,500
Term of bareboat charter agreement										10 years
Obligation to purchase the vessels				13,600
First flexibility period to purchase the vessels										60 months
Second flexibility period to purchase the vessels										84 months
Minimum value adjusted equity				$ 175,000
Minimum value adjusted equity ratio				25.00%
Minimum liquidity value				$ 20,000
Number of vessels delivered | Vessel										3
Long term debt current									7,600	$ 7,600	$ 7,300
Contractual Obligation [Abstract]
2020	[2]								7,630	7,630
2021	[2]								7,960	7,960
2022	[2]								8,327	8,327
2023	[2]								8,711	8,711
2024	[2]								9,138	9,138
More than 5 years	[2]								78,101	78,101
Total	[2]								$ 119,867	$ 119,867
Financing of 2018 New buildings [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate				6.50%
Financing of 2018 New buildings [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate				6.72%

[1]	Refers to obligation to repay indebtness outstanding as of December 31, 2019 under the 2019 Senior Secured Credit Facility
[2]	Refers to obligation to repay indebtness outstanding as of December 31, 2019 for financing of the 2018 Newbuildings